Rule 497(e)
                                                  File Nos. 2-89550
                                                            811-3972


                                            FUTUREFUNDS SERIES ACCOUNT
                                                        OF
                                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                September 18, 1997

On page 1 of the prospectus please insert the following:

Closing Investment Options

As of October 24, 1997, the Investment Divisions listed below will be closed to new contributions and transfers. Unless you designate otherwise prior to October 24, 1997, any assets in and future contributions to these Investment Divisions will automatically be transferred to the designated default Investment Division on October 24th. You may make changes to your account by calling KeyTalksm at 1-800-701-8255, calling Client Service at 1-800-488-8661, or submitting the requisite transfer or change form, applicable to your group plan.
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

========================================================================================================================
Closing Investment Division                                 Default Investment Division
------------------------------------------------------------------------------------------------------------------------
TCI Balanced (American Century VP Balanced)                 Maxim INVESCO Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------
Maxim Total Return                                          Maxim INVESCO Balanced Portfolio
========================================================================================================================


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